Schedules of Investments ─ IQ Ultra Short Duration ETF

January 31, 2021 (unaudited)

	Principal Amount	Value
Long - Term Bonds 97.5%

Collateralized Mortgage Obligation — 0.4%

Mortgage Securities — 0.4%
Fannie Mae Interest Strip(a)
0.000%, due 6/25/39 (Cost $1,104,689)	$1,160,921	$1,082,905

Commercial Asset-Backed Securities — 13.3%

Asset Backed Securities — 13.3%
522 Funding CLO 2019-4 Ltd., (Cayman Islands)
Series 2019-4A BR, 1.824%, (3-Month LIBOR + 1.60%) due 4/20/30(b)	1,000,000	998,800
522 Funding CLO 2020-6 Ltd., (Cayman Islands)
Series 2020-6A B, 2.001%, (3-Month LIBOR + 1.80%) due 10/23/33(b)	1,000,000	1,001,462
AIMCO CLO 10 Ltd., (Cayman Islands)
Series 2019-10A A, 1.542%, (3-Month LIBOR + 1.32%) due 7/22/32(b)	1,000,000	1,001,033
Apidos CLO, (Cayman Islands)
Series 2015-20A A1RA, 1.323%, (3-Month LIBOR + 1.10%) due 7/16/31(b)	300,000	298,978
Aqua Finance Trust 2020-A
Series 2020-AA A, 1.900%, due 7/17/46	891,953	901,709
Ares XLI CLO Ltd., (Cayman Islands)
Series 2016-41A AR, 1.441%, (3-Month LIBOR + 1.20%) due 1/15/29(b)	1,000,000	1,000,500
Avis Budget Rental Car Funding AESOP LLC
Series 2016-1A A, 2.990%, due 6/20/22	3,333,333	3,353,282
Bain Capital Credit CLO Ltd., (Cayman Islands)
Series 2016-2A BR, 2.041%, (3-Month LIBOR + 1.80%) due 1/15/29(b)	250,000	249,999
Series 2017-1A A1, 1.474%, (3-Month LIBOR + 1.25%) due 7/20/30(b)	1,000,000	1,000,318
Benefit Street Partners CLO Ltd., (Cayman Islands)
Series 2014-IVA A1RR, 1.474%, (3-Month LIBOR + 1.25%) due 1/20/29(b)	250,000	250,053
Series 2015-VIA A1R, 1.463%, (3-Month LIBOR + 1.24%) due 10/18/29(b)	1,000,000	1,000,939
Carlyle Global Market Strategies CLO 2013-3 Ltd., (Cayman Islands)
Series 2013-3A A2R, 1.641%, (3-Month LIBOR + 1.40%) due 10/15/30(b)	1,575,000	1,567,118
Cedar Funding XII CLO Ltd., (Cayman Islands)
Series 2020-12A A, 0.000%, (3-Month LIBOR + 1.27%) due 10/25/32(b)	700,000	700,823
DB Master Finance LLC
Series 2017-1A A2I, 3.629%, due 11/20/47	389,000	398,951
Discover Card Execution Note Trust
Series 2019-A1 A1, 3.040%, due 7/15/24	903,000	927,578
ELFI Graduate Loan Program LLC
Series 2019-A A, 2.540%, due 3/25/44	137,390	141,714
FirstKey Homes 2020-SFR2 Trust
Series 2020-SFR2 A, 1.266%, due 10/19/37	1,000,000	1,004,488
Ford Credit Auto Owner Trust
Series 2017-2 A, 2.360%, due 3/15/29	1,000,000	1,033,587
Ford Credit Floorplan Master Owner Trust
Series 2019-3 A2, 0.727%, (1-Month LIBOR + 0.60%) due 9/15/24(b)	446,000	448,853
HPS Loan Management 15-2019 Ltd., (Cayman Islands)
Series 15A-19 A1, 1.542%, (3-Month LIBOR + 1.32%) due 7/22/32(b)	500,000	501,625
HPS Loan Management Ltd., (Cayman Islands)
Series 10A-16 A2R, 1.974%, (3-Month LIBOR + 1.75%) due 1/20/28(b)	250,000	250,010
Magnetite XXVIII Ltd., (Cayman Islands)
Series 2020-28A A, 1.487%, (3-Month LIBOR + 1.27%) due 10/25/31(b)	1,000,000	1,002,068
Navient Private Education Refi Loan Trust 2021-A
Series 2021-A A, 0.840%, due 5/15/69	1,000,000	1,000,063
Neuberger Berman CLO, (Cayman Islands)
Series 2013-15A BR, 1.891%, (3-Month LIBOR + 1.65%) due 10/15/29(b)	400,000	399,919
Nissan Master Owner Trust Receivables
Series 2019-B A, 0.557%, (1-Month LIBOR + 0.43%) due 11/15/23(b)	310,000	310,810
Oak Hill Credit Partners, (Cayman Islands)
Series 2021-8A A, 0.000%, (3-Month LIBOR + 1.19%) due 1/18/34(b)	1,250,000	1,250,000
Oaktree CLO Ltd., (Cayman Islands)
Series 2020-1A A, 2.241%, (3-Month LIBOR + 2.00%) due 7/15/29(b)	1,000,000	1,004,060
Octagon Investment Partners 30 Ltd., (Cayman Islands)
Series 2017-1A A2, 1.924%, (3-Month LIBOR + 1.70%) due 3/17/30(b)	250,000	250,015
Octagon Investment Partners 31 LLC, (Cayman Islands)
Series 2017-1A B1R, 0.000%, (3-Month LIBOR + 1.50%) due 7/20/30(b)	1,500,000	1,497,374
Palmer Square Loan Funding 2019-2 Ltd., (Cayman Islands)
Series 2019-2A A1, 1.194%, (3-Month LIBOR + 0.97%) due 4/20/27(b)	243,170	243,177
Palmer Square Loan Funding 2019-4 Ltd., (Cayman Islands)
Series 2019-4A A2, 1.818%, (3-Month LIBOR + 1.60%) due 10/24/27(b)	1,000,000	1,000,225
Palmer Square Loan Funding Ltd., (Cayman Islands)
Series 2019-3A A2, 1.824%, (3-Month LIBOR + 1.60%) due 8/20/27(b)	300,000	300,016
Park Avenue Institutional Advisers CLO Ltd. 2021-1, (Cayman Islands)
Series 2021-1A A1A, 0.000%, (3-Month LIBOR + 1.39%) due 1/20/34(b)	1,000,000	1,000,098
Progress Residential Trust
Series 2018-SFR3 A, 3.880%, due 10/17/35	1,158,014	1,181,428
Regatta Funding Ltd., (Cayman Islands)
Series 2016-1A BR, 1.674%, (3-Month LIBOR + 1.45%) due 7/20/28(b)	1,000,000	1,000,105

Schedules of Investments ─ IQ Ultra Short Duration ETF (continued)

January 31, 2021 (unaudited)

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)

Asset Backed Securities (continued)
Regatta XIV Funding Ltd., (Cayman Islands)
Series 2018-3A A, 1.408%, (3-Month LIBOR + 1.19%) due 10/25/31(b)	$1,000,000	$999,591
Shackleton CLO Ltd., (Cayman Islands)
Series 2019-15A B, 2.241%, (3-Month LIBOR + 2.00%) due 1/15/30(b)	500,000	500,587
Silver Creek CLO Ltd., (Cayman Islands)
Series 2014-1A AR, 1.464%, (3-Month LIBOR + 1.24%) due 7/20/30(b)	1,250,000	1,249,688
Sixth Street CLO XVII Ltd., (Cayman Islands)
Series 2021-17A A, 0.000%, (3-Month LIBOR + 1.24%) due 1/20/34(b)	1,500,000	1,500,000
Sound Point CLO XV Ltd., (Cayman Islands)
Series 2017-1A AR, 1.368%, (3-Month LIBOR + 1.15%) due 1/23/29(b)	750,000	749,588
TICP CLO Ltd., (Cayman Islands)
Series 2018-10A A, 1.224%, (3-Month LIBOR + 1.00%) due 4/20/31(b)	300,000	297,848
TICP CLO XV Ltd., (Cayman Islands)
Series 2020-15A A, 1.504%, (3-Month LIBOR + 1.28%) due 4/20/33(b)	1,000,000	1,000,363
Toyota Auto Loan Extended Note Trust
Series 2020-1A A, 1.350%, due 5/25/33	750,000	771,695
TRESTLES CLO II Ltd., (Cayman Islands)
Series 2018-2A A2, 1.888%, (3-Month LIBOR + 1.67%) due 7/25/31(b)	275,000	275,025
Triton Container Finance VIII LLC
Series 2020-1A A, 2.110%, due 9/20/45	971,664	989,299
Vantage Data Centers LLC
Series 2020-1A A2, 1.645%, due 9/15/45	1,260,000	1,264,740
Westcott Park CLO Ltd., (Cayman Islands)
Series 2016-1A AR, 1.434%, (3-Month LIBOR + 1.21%) due 7/20/28(b)	1,000,000	1,000,233
		40,069,835
Total Commercial Asset-Backed Securities
(Cost $39,845,556)		40,069,835

Commercial Mortgage-Backed Securities — 1.5%

Mortgage Securities — 1.5%
BWAY 2013-1515 Mortgage Trust
Series 2013-1515 A2, 3.454%, due 3/10/33	1,400,000	1,521,981
BX Commercial Mortgage Trust
Series 2019-IMC A, 1.126%, (1-Month LIBOR + 1.00%) due 4/15/34(b)	391,682	390,194
CAMB Commercial Mortgage Trust
Series 2019-LIFE A, 1.196%, (1-Month LIBOR + 1.07%) due 12/15/37(b)	500,000	501,911
GS Mortgage Securities Corp. Trust 2012-ALOHA
Series 2012-ALOH A, 3.551%, due 4/10/34	1,000,000	1,017,455
Houston Galleria Mall Trust 2015-HGLR
Series 2015-HGLR A1A1, 3.087%, due 3/5/37	1,000,000	1,030,457
		4,461,998
Total Commercial Mortgage-Backed Securities
(Cost $4,453,768)		4,461,998

Corporate Bonds — 55.9%

Basic Materials — 4.6%
Albemarle Corp.
1.271%, (3-Month LIBOR + 1.05%) due 11/15/22(b)	550,000	548,411
Dow Chemical Co. (The)
3.625%, due 5/15/26	1,775,000	2,002,115
DuPont de Nemours, Inc.
2.169%, due 5/1/23	1,825,000	1,840,217
EI du Pont de Nemours and Co.
1.700%, due 7/15/25	1,300,000	1,347,559
LYB International Finance III LLC
1.238%, (3-Month LIBOR + 1.00%) due 10/1/23(b)	1,400,000	1,401,785
Nutrien Ltd., (Canada)
1.900%, due 5/13/23	1,375,000	1,418,020
3.625%, due 3/15/24	1,125,000	1,219,504
Nutrition & Biosciences, Inc.
1.230%, due 10/1/25	425,000	426,751
Sherwin-Williams Co. (The)
4.200%, due 1/15/22	1,725,000	1,770,849
Steel Dynamics, Inc.
2.400%, due 6/15/25	1,575,000	1,671,469
		13,646,680
Communications — 3.0%
AT&T, Inc.
3.000%, due 6/30/22	1,725,000	1,780,664
Charter Communications Operating LLC / Charter Communications Operating Capital
4.500%, due 2/1/24	1,575,000	1,741,548
Discovery Communications LLC
3.800%, due 3/13/24	1,525,000	1,661,143
Fox Corp.
3.666%, due 1/25/22	1,925,000	1,986,983
T-Mobile USA, Inc.
1.500%, due 2/15/26	1,950,000	1,979,751
		9,150,089
Consumer, Cyclical — 6.0%
7-Eleven, Inc.
0.800%, due 2/10/24	2,750,000	2,753,883
American Honda Finance Corp.
0.550%, due 7/12/24	2,400,000	2,391,130
2.400%, due 6/27/24	1,800,000	1,910,061
BMW US Capital LLC, (Germany)
0.634%, (3-Month LIBOR + 0.41%) due 4/12/21(b)	820,000	820,569
Daimler Finance North America LLC, (Germany)
1.121%, (3-Month LIBOR + 0.90%) due 2/15/22(b)	1,134,000	1,143,038
2.700%, due 6/14/24	1,575,000	1,677,937
Ford Motor Credit Co. LLC
3.087%, due 1/9/23	200,000	202,780
3.664%, due 9/8/24	325,000	333,106
General Motors Financial Co., Inc.
1.550%, (3-Month LIBOR + 1.31%) due 6/30/22(b)	1,647,000	1,661,304
5.200%, due 3/20/23	275,000	300,485
Hyundai Capital America
1.300%, due 1/8/26	2,425,000	2,413,089
Nissan Motor Acceptance Corp.
3.650%, due 9/21/21	647,000	658,134
Ralph Lauren Corp.
1.700%, due 6/15/22	225,000	228,789

Schedules of Investments ─ IQ Ultra Short Duration ETF (continued)

January 31, 2021 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Consumer, Cyclical (continued)
VF Corp.
2.050%, due 4/23/22	$1,100,000	$1,123,289
Volkswagen Group of America Finance LLC, (Germany)
1.250%, due 11/24/25	400,000	402,274
		18,019,868
Consumer, Non-cyclical — 4.1%
AbbVie, Inc.
0.863%, (3-Month LIBOR + 0.65%) due 11/21/22(b)	849,000	855,554
2.300%, due 5/14/21	320,000	321,518
2.600%, due 11/21/24	600,000	639,946
Anthem, Inc.
3.125%, due 5/15/22	1,375,000	1,423,027
AstraZeneca PLC, (United Kingdom)
0.887%, (3-Month LIBOR + 0.67%) due 8/17/23(b)	1,075,000	1,081,719
Bayer US Finance II LLC, (Germany)
3.875%, due 12/15/23	2,025,000	2,206,238
Global Payments, Inc.
3.800%, due 4/1/21	194,000	194,247
Keurig Dr Pepper, Inc.
4.057%, due 5/25/23	1,400,000	1,512,487
Pfizer, Inc.
0.547%, (3-Month LIBOR + 0.33%) due 9/15/23(b)	581,000	582,386
Reckitt Benckiser Treasury Services PLC, (United Kingdom)
0.798%, (3-Month LIBOR + 0.56%) due 6/24/22(b)	275,000	276,731
Tyson Foods, Inc.
4.500%, due 6/15/22	1,500,000	1,568,798
Viatris, Inc.
1.125%, due 6/22/22	1,550,000	1,564,458
		12,227,109
Energy — 1.6%
Energy Transfer Operating LP
4.650%, due 6/1/21	429,000	430,609
Enterprise Products Operating LLC
3.350%, due 3/15/23	1,557,000	1,643,034
Kinder Morgan Energy Partners LP
4.150%, due 2/1/24	1,275,000	1,392,260
Valero Energy Corp.
2.850%, due 4/15/25	1,325,000	1,406,933
		4,872,836
Financial — 27.1%
AIG Global Funding
0.800%, due 7/7/23	1,300,000	1,313,816
0.900%, due 9/22/25	475,000	474,207
Air Lease Corp.
3.875%, due 7/3/23	2,400,000	2,564,479
Aircastle Ltd.
2.850%, due 1/26/28	1,100,000	1,078,650
American Campus Communities Operating Partnership LP
3.750%, due 4/15/23	1,275,000	1,351,634
American Express Co.
0.844%, (3-Month LIBOR + 0.62%) due 5/20/22(b)	1,257,000	1,265,137
3.400%, due 2/27/23	1,175,000	1,245,200
American International Group, Inc.
4.875%, due 6/1/22	975,000	1,030,778
Antares Holdings LP, (Canada)
3.950%, due 7/15/26	550,000	552,750
Ares Finance Co. LLC
4.000%, due 10/8/24	1,075,000	1,157,771
Banco Santander SA, (Spain)
2.746%, due 5/28/25	1,800,000	1,918,271
Bank of America Corp.
2.503%, due 10/21/22	2,075,000	2,107,656
Barclays Bank PLC, (United Kingdom)
1.700%, due 5/12/22	2,825,000	2,871,050
BNP Paribas SA, (France)
4.250%, due 10/15/24	2,125,000	2,377,569
Citigroup, Inc.
0.776%, (SOFR + 0.69%) due 10/30/24(b)	2,025,000	2,030,273
Credit Agricole SA/London, (France)
1.907%, (SOFR + 1.68%) due 6/16/26(b)	1,300,000	1,342,479
3.375%, due 1/10/22	1,425,000	1,466,496
Credit Suisse AG, (Switzerland)
0.495%, due 2/2/24	4,900,000	4,902,470
Fifth Third Bancorp
1.625%, due 5/5/23	2,075,000	2,129,666
Goldman Sachs Group, Inc. (The)
0.481%, due 1/27/23	2,000,000	2,000,470
HSBC Holdings PLC, (United Kingdom)
4.250%, due 8/18/25	2,150,000	2,421,887
Huntington National Bank (The)
3.125%, due 4/1/22	1,650,000	1,700,464
J.P. Morgan Chase & Co.
3.875%, due 9/10/24	2,250,000	2,502,904
KeyBank NA
1.250%, due 3/10/23	790,000	804,951
Lloyds Banking Group PLC, (United Kingdom)
1.326%, (CMT + 1.10%) due 6/15/23(b)	2,375,000	2,398,750
Mitsubishi UFJ Financial Group, Inc., (Japan)
2.105%, (3-Month LIBOR + 1.88%) due 3/1/21(b)	323,000	323,446
3.407%, due 3/7/24	1,850,000	2,010,978
Mizuho Financial Group, Inc., (Japan)
0.837%, (3-Month LIBOR + 0.63%) due 5/25/24(b)	2,150,000	2,159,950
1.070%, (3-Month LIBOR + 0.85%) due 9/13/23(b)	725,000	730,549
Morgan Stanley
4.100%, due 5/22/23	2,904,000	3,132,774
National Retail Properties, Inc.
3.900%, due 6/15/24	900,000	982,182
National Securities Clearing Corp.
0.750%, due 12/7/25	2,425,000	2,415,453
Nordea Bank Abp, (Finland)
0.750%, due 8/28/25	1,575,000	1,574,861
PNC Bank NA
0.530%, (3-Month LIBOR + 0.33%) due 2/24/23(b)	850,000	850,918
Protective Life Global Funding
1.082%, due 6/9/23	1,500,000	1,524,717
Prudential Financial, Inc.
4.500%, due 11/16/21	2,000,000	2,066,662
Royal Bank of Canada, (Canada)
0.425%, due 1/19/24	2,300,000	2,299,791
Standard Chartered PLC, (United Kingdom)
0.991%, (CMT + 0.78%) due 1/12/25(b)	2,600,000	2,609,048

Schedules of Investments ─ IQ Ultra Short Duration ETF (continued)

January 31, 2021 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Financial (continued)
1.319%, (CMT + 1.17%) due 10/14/23(b)	$2,100,000	$2,121,279
Sumitomo Mitsui Banking Corp., (Japan)
3.200%, due 7/18/22	800,000	830,246
3.950%, due 1/12/22	1,520,000	1,572,188
Sumitomo Mitsui Trust Bank Ltd., (Japan)
0.800%, due 9/12/23	1,850,000	1,864,952
Swedbank AB, (Sweden)
1.300%, due 6/2/23	2,825,000	2,874,839
UBS AG, (Switzerland)
1.750%, due 4/21/22	1,150,000	1,168,899
UBS Group AG, (Switzerland)
1.171%, (3-Month LIBOR + 0.95%) due 8/15/23(b)	950,000	958,916
Wells Fargo & Co.
3.750%, due 1/24/24	2,285,000	2,485,017
		81,567,443
Industrial — 4.3%
Berry Global, Inc.
0.950%, due 2/15/24	1,050,000	1,052,569
Boeing Co. (The)
1.950%, due 2/1/24	1,375,000	1,411,410
2.700%, due 5/1/22	450,000	461,380
Carrier Global Corp.
1.923%, due 2/15/23	1,125,000	1,156,648
CNH Industrial Capital LLC
1.950%, due 7/2/23	475,000	489,138
4.375%, due 4/5/22	975,000	1,016,289
Flex Ltd.
3.750%, due 2/1/26	875,000	966,691
Flowserve Corp.
3.500%, due 9/15/22	1,825,000	1,890,886
John Deere Capital Corp.
3.200%, due 1/10/22	1,447,000	1,487,277
Northrop Grumman Corp.
2.550%, due 10/15/22	977,000	1,011,561
Ryder System, Inc.
2.500%, due 9/1/24	2,075,000	2,197,956
		13,141,805
Utilities — 5.2%
DTE Energy Co.
2.250%, due 11/1/22	1,550,000	1,598,041
Series F, 1.050%, due 6/1/25	525,000	527,623
Entergy Corp.
4.000%, due 7/15/22	1,600,000	1,671,241
Entergy Louisiana LLC
0.620%, due 11/17/23	850,000	851,951
Eversource Energy
2.500%, due 3/15/21	1,777,000	1,778,477
NiSource, Inc.
0.950%, due 8/15/25	1,975,000	1,977,093
Pacific Gas and Electric Co.
1.750%, due 6/16/22	1,700,000	1,704,434
Pinnacle West Capital Corp.
1.300%, due 6/15/25	2,100,000	2,130,488
Southern California Edison Co.
Series 20C, 1.200%, due 2/1/26	1,550,000	1,558,877
Southern Power Co.
Series E, 2.500%, due 12/15/21	1,579,000	1,605,349
		15,403,574
Total Corporate Bonds
(Cost $166,820,008)		168,029,404

U.S. Treasury Note — 0.8%

U.S. Treasury Note, 0.375%, due 1/31/26
(Cost $2,468,909)	2,475,000	2,468,039

United States Government Agency & Obligations — 19.5%

Government — 19.5%
Federal Farm Credit Banks Funding Corporation
0.680%, due 6/17/24	1,700,000	1,703,602
0.680%, due 1/13/27	3,000,000	2,993,847
0.740%, due 11/24/26	2,500,000	2,500,428
0.840%, due 2/2/28	2,000,000	1,989,008
0.900%, due 8/19/27	1,800,000	1,799,212
0.950%, due 7/21/28	2,000,000	1,995,014
1.000%, due 8/3/27	1,700,000	1,700,136
1.030%, due 12/1/28	3,000,000	2,993,970
1.040%, due 5/27/27	1,150,000	1,152,816
1.040%, due 1/25/29	3,000,000	2,995,155
1.050%, due 6/22/28	1,250,000	1,256,236
1.125%, due 6/1/29	1,200,000	1,199,597
1.140%, due 8/20/29	1,750,000	1,749,582
1.150%, due 8/12/30	1,800,000	1,789,909
1.180%, due 12/17/29	2,300,000	2,301,012
1.240%, due 9/3/30	2,000,000	1,992,220
1.240%, due 12/23/30	1,200,000	1,193,095
1.260%, due 10/15/30	2,000,000	1,990,948
1.320%, due 9/9/30	2,045,000	2,042,444
Federal Home Loan Banks
0.740%, due 8/12/26	1,800,000	1,800,290
0.930%, due 9/10/27	1,500,000	1,500,004
1.000%, due 7/28/28	2,000,000	1,999,034
1.070%, due 1/25/30	2,500,000	2,489,397
Federal Home Loan Mortgage Corporation
1.000%, due 6/2/28	2,000,000	1,998,540
1.000%, due 6/29/28	1,200,000	1,195,810
1.000%, due 1/12/29	1,200,000	1,196,987
1.280%, due 4/30/30	2,000,000	1,999,790
1.300%, due 8/12/30	2,000,000	1,995,754
1.000%, due 11/17/28	2,000,000	1,995,650
Federal National Mortgage Association
0.550%, due 8/5/25	1,800,000	1,803,416
0.900%, due 12/30/27	1,125,000	1,120,888
		58,433,791
Total United States Government Agency & Obligations
(Cost $58,507,502)		58,433,791

United States Government Agency Mortgage-Backed Securities — 6.1%

Government — 4.4%
Federal Home Loan Mortgage Corporation
0.625%, due 12/17/25	2,000,000	2,004,186
0.650%, due 10/27/25	2,000,000	2,002,474
0.700%, due 12/23/25	2,300,000	2,301,778
0.700%, due 12/30/25	2,300,000	2,302,026
0.830%, due 11/5/26	2,700,000	2,700,165
Federal National Mortgage Association
0.650%, due 12/17/25	2,000,000	2,004,544
		13,315,173

Schedules of Investments ─ IQ Ultra Short Duration ETF (continued)

January 31, 2021 (unaudited)

	Principal Amount	Value
United States Government Agency Mortgage-Backed Securities (continued)

Mortgage Securities — 1.7%
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2020-K118 X1, 0.962%, due 9/25/30(b)	$19,080,819	$1,541,763
Series 2020-K119 X1, 0.933%, due 9/25/30(b)	14,994,328	1,172,483
Series 2020-K122 X1, 0.883%, due 11/25/30(b)	14,898,243	1,116,666
Series 2021-K123 X1, 0.775%, due 12/25/30(b)	18,750,000	1,248,375
		5,079,287
Total United States Government Agency Mortgage-Backed Securities
(Cost $18,362,216)		18,394,460

Short-Term Investment — 7.4%

Commercial Paper — 1.0%

Financial — 1.0%
Banco del Estado de Chile
0.260%, due 8/3/21(a) (Cost $2,992,203)	3,000,000	2,996,100

	Shares
Money Market Fund — 6.4%

BlackRock Liquidity T-Fund, 0.03%(c)
(Cost $19,212,715)	19,212,715	$19,212,715

Total Investments — 104.9%
(Cost $313,767,566)		315,149,247
Other Assets and Liabilities, Net — (4.9)%		(14,580,384)
Net Assets — 100.0%		$300,568,863

(a)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2021.
(c)	Reflects the 7-day yield at January 31, 2021.

1

Abbreviations
CMT	- 1 year Constant Maturity Treasury Index
LIBOR	- London InterBank Offered Rate
SOFR	- Secured Financing Overnight Rate

Schedules of Investments ─ IQ Ultra Short Duration ETF (continued)

January 31, 2021 (unaudited)

Open futures contracts outstanding at January 31, 2021:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at January 31, 2021	Unrealized Appreciation (Depreciation)
U.S. 10 Year Note (CBT)	RBC Capital Markets	March 2021	(1)	$(137,896)	$(137,031)	$865
U.S. 10 Year Ultra Note	RBC Capital Markets	March 2021	(307)	(47,751,553)	(47,225,234)	526,319
						$527,184

CBT — Chicago Board of Trade
Cash posted as collateral to broker for futures contracts was $ 630,600 at January 31, 2021.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Collateralized Mortgage Obligation	$–	$1,082,905	$–	$1,082,905
Commercial Asset-Backed Securities	–	40,069,835	–	40,069,835
Commercial Mortgage-Backed Securities	–	4,461,998	–	4,461,998
Corporate Bonds	–	168,029,404	–	168,029,404
U.S. Treasury Note	–	2,468,039	–	2,468,039
United States Government Agency & Obligations	–	58,433,791	–	58,433,791
United States Government Agency Mortgage-Backed Securities	–	18,394,460	–	18,394,460
Short-Term Investment:
Commercial Paper	–	2,996,100	–	2,996,100
Money Market Fund	19,212,715	–	–	19,212,715
Total Investments in Securities	19,212,715	295,936,532	–	315,149,247
Other Financial Instruments:(e)
Futures Contracts	527,183	–	–	527,183
Total Investments in Securities and Other Financial Instruments	$19,739,898	$295,936,532	$–	$315,676,430

(d)	For a complete listing of investments and their industries, see the Schedules of Investments.
(e)	Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.